2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 29 .1%
Communication Services — 3.0%
Alphabet Inc ....................... 2,235 349,174
Comcast Corp ...................... 544 20,074
Electronic Arts Inc ................... 4 578
Ibotta Inc
(1)
........................ 63 2,658
John Wiley & Sons Inc ................. 135 6,016
Live Nation Entertainment Inc
(1)
........... 353 46,095
Meta Platforms Inc ................... 718 413,826
Netflix Inc
(1)
........................ 98 91,388
Roku Inc
(1)
......................... 31 2,184
T-Mobile US Inc ..................... 175 46,674
Verizon Communications Inc ............ 1,116 50,622
Walt Disney Co/The .................. 662 65,339
1,094,628
Consumer Discretionary — 2.9%
Abercrombie & Fitch Co
(1)
............... 52 3,971
Adtalem Global Education Inc
(1)
........... 54 5,435
Amazon.com Inc
(1)
................... 3,388 644,601
Bright Horizons Family Solutions Inc
(1)
...... 69 8,766
Brinker International Inc
(1)
.............. 5 745
Cavco Industries Inc
(1)
................. 29 15,069
Frontdoor Inc
(1)
...................... 82 3,150
Grand Canyon Education Inc
(1)
........... 140 24,223
La-Z-Boy Inc ....................... 355 13,877
Murphy USA Inc ..................... 52 24,430
O'Reilly Automotive Inc
(1)
............... 2 2,865
Royal Caribbean Cruises Ltd ............ 60 12,326
Strategic Education Inc ................ 52 4,366
Tapestry Inc ....................... 83 5,844
Tesla Inc
(1)
......................... 144 37,319
Texas Roadhouse Inc ................. 85 14,164
TopBuild Corp
(1)
..................... 271 82,641
Universal Technical Institute Inc
(1)
......... 39 1,002
Williams-Sonoma Inc ................. 12 1,897
Yum! Brands Inc ..................... 1,033 162,553
Zumiez Inc
(1)
....................... 74 1,102
1,070,346
Consumer Staples — 2.2%
Costco Wholesale Corp ................ 421 398,173
Dollar Tree Inc
(1)
..................... 9 676
Kroger Co/The ...................... 236 15,975
Philip Morris International Inc ............ 512 81,270
PriceSmart Inc ...................... 106 9,312
Sprouts Farmers Market Inc
(1)
............ 54 8,242
Target Corp ........................ 617 64,390
Walmart Inc ....................... 2,314 203,146
781,184
Energy — 1.3%
Antero Resources Corp
(1)
............... 37 1,496
Berry Corp ........................ 112 360
Civitas Resources Inc ................. 22 768
ConocoPhillips ...................... 182 19,114
Crescent Energy Co .................. 622 6,991
Devon Energy Corp ................... 1,165 43,571
Diamondback Energy Inc ............... 132 21,104
EOG Resources Inc ................... 1,221 156,581
EQT Corp ......................... 583 31,150
Exxon Mobil Corp .................... 921 109,535
Gulfport Energy Corp
(1)
................ 3 552
PrimeEnergy Resources Corp
(1)
........... 14 3,190
Targa Resources Corp ................. 229 45,908
Teekay Corp Ltd ..................... 121 795
Williams Cos Inc/The ................. 757 45,238
486,353
Financials — 5.7%
Ally Financial Inc .................... 103 3,756
American Express Co ................. 245 65,917
Ameriprise Financial Inc ............... 2 968
Ameris Bancorp ..................... 80 4,606
Bank of New York Mellon Corp/The ........ 1,946 163,211
Berkshire Hathaway Inc
(1)
.............. 2,010 1,070,486
BOK Financial Corp ................... 368 38,327
Comerica Inc ....................... 771 45,535
Commerce Bancshares Inc/MO ........... 182 11,326
First American Financial Corp ............ 477 31,306
First Citizens BancShares Inc/NC ......... 4 7,417
FirstCash Holdings Inc ................. 19 2,286
Hancock Whitney Corp ................ 676 35,456
Loews Corp ........................ 72 6,618
Mastercard Inc ..................... 534 292,696
Medley Management Inc
(1) (2)
............. 21 0
MetLife Inc ........................ 310 24,890
National Bank Holdings Corp ............ 129 4,937
Pathward Financial Inc ................ 142 10,359
Popular Inc ........................ 320 29,558
QCR Holdings Inc .................... 43 3,067
Sezzle Inc
(1)
........................ 12 419
State Street Corp .................... 1,739 155,693
Stewart Information Services Corp ........ 21 1,498
Synchrony Financial .................. 795 42,087
Toast Inc
(1)
........................ 31 1,028
Wells Fargo & Co .................... 309 22,183
Zions Bancorp NA ................... 77 3,839
2,079,469

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Health Care — 2.4%
AbbVie Inc ........................ 375 78,570
ACADIA Pharmaceuticals Inc
(1)
........... 204 3,388
Amgen Inc ........................ 299 93,153
Cardinal Health Inc ................... 258 35,545
Centene Corp
(1)
..................... 574 34,848
Cigna Group/The .................... 29 9,541
CVS Health Corp .................... 365 24,729
Elevance Health Inc .................. 87 37,842
Eli Lilly & Co ....................... 166 137,101
Encompass Health Corp ............... 486 49,222
Gilead Sciences Inc .................. 1,563 175,134
Hims & Hers Health Inc
(1)
............... 262 7,742
Humana Inc ....................... 59 15,611
IDEXX Laboratories Inc
(1)
............... 44 18,478
Johnson & Johnson .................. 484 80,267
Molina Healthcare Inc
(1)
................ 128 42,162
Natera Inc
(1)
........................ 73 10,323
TG Therapeutics Inc
(1)
................. 159 6,269
United Therapeutics Corp
(1)
............. 2 617
UnitedHealth Group Inc ................ 18 9,427
Universal Health Services Inc ............ 47 8,831
Vericel Corp
(1)
...................... 137 6,113
884,913
Industrials — 2.2%
Alaska Air Group Inc
(1)
................. 300 14,766
Albany International Corp ............... 222 15,327
Allegiant Travel Co ................... 23 1,188
Allegion plc ........................ 28 3,653
Allison Transmission Holdings Inc ......... 224 21,430
Argan Inc ......................... 94 12,330
Boise Cascade Co ................... 415 40,707
BWX Technologies Inc ................. 354 34,922
Cintas Corp ........................ 176 36,173
Copart Inc
(1)
........................ 227 12,846
Delta Air Lines Inc ................... 733 31,959
Dover Corp ........................ 876 153,896
EMCOR Group Inc .................... 49 18,112
Fluor Corp
(1)
........................ 139 4,979
H&E Equipment Services Inc ............ 28 2,654
Hexcel Corp ....................... 475 26,011
IES Holdings Inc
(1)
.................... 52 8,586
Innodata Inc
(1)
...................... 52 1,867
Johnson Controls International plc ......... 384 30,762
Masco Corp ....................... 1,317 91,584
Maximus Inc ....................... 218 14,865
McGrath RentCorp ................... 18 2,005
Northrop Grumman Corp ............... 6 3,072
SkyWest Inc
(1)
...................... 31 2,709
Sterling Infrastructure Inc
(1)
............. 161 18,227
Trane Technologies PLC ................ 250 84,230
United Airlines Holdings Inc
(1)
............ 995 68,705
Vertiv Holdings Co ................... 634 45,775
Willdan Group Inc
(1)
................... 35 1,425
804,765
Information Technology — 6.8%
Apple Inc ......................... 3,047 676,830
Asana Inc
(1)
........................ 1,130 16,464
Broadcom Inc ...................... 475 79,529
Consensus Cloud Solutions Inc
(1)
.......... 42 969
Corning Inc ........................ 382 17,488
HP Inc ........................... 131 3,628
Microsoft Corp ...................... 2,471 927,589
NETGEAR Inc
(1)
...................... 103 2,519
NVIDIA Corp ....................... 4,808 521,091
Oracle Corp ........................ 641 89,618
Photronics Inc
(1)
..................... 774 16,068
QUALCOMM Inc ..................... 161 24,731
TD SYNNEX Corp .................... 63 6,550
Texas Instruments Inc ................. 478 85,897
Ubiquiti Inc ........................ 30 9,304
2,478,275
Materials — 0.8%
Ball Corp ......................... 1,126 58,631
Ecolab Inc ......................... 529 134,112
Newmont Corp ..................... 553 26,699
Olympic Steel Inc .................... 49 1,544
Steel Dynamics Inc ................... 332 41,527
Sylvamo Corp ...................... 164 10,999
273,512
Real Estate — 0.8%
CoStar Group Inc
(1)
................... 948 75,110
Jones Lang LaSalle Inc
(1)
............... 91 22,560
Simon Property Group Inc .............. 1,239 205,773
Zillow Group Inc
(1)
.................... 35 2,400
305,843
Utilities — 1.0%
American States Water Co .............. 544 42,802
Avista Corp ........................ 64 2,680
Black Hills Corp ..................... 833 50,521
Brookfield Renewable Corp ............. 486 13,569
Dominion Energy Inc .................. 1,020 57,191
National Fuel Gas Co .................. 948 75,072
NextEra Energy Inc ................... 504 35,729
Portland General Electric Co ............. 112 4,995
SJW Group ........................ 292 15,970
Spire Inc .......................... 641 50,158
Vistra Corp ........................ 217 25,485
374,172
Total Common Stocks (United States)
(Cost $ 9,337,646 ) .................. 10,633,460

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 81 2,046
Total Preferred Stock (United States)
(Cost $ 2,025 ) ..................... 2,046
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 20 .4%
U.S. Fixed Income — 8.8%
Baird Core Plus Bond Fund - Class I ....... 81,273 826,544
BrandywineGLOBAL High Yield Fund - Class IS 32,965 335,581
Dodge & Cox Income Fund - Class I ........ 29,101 366,678
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 24,007 213,664
Fidelity Total Bond Fund - Class Z ......... 85,901 819,491
Frost Total Return Bond Fund - Class I ...... 16,814 164,779
iShares 20+ Year Treasury Bond ETF
(3)
...... 5,375 489,286
3,216,023
International Fixed Income — 1.0%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 4,003 362,632
362,632
International Equity — 10.6%
iShares Core MSCI EAFE ETF
(3)
........... 42,298 3,199,844
iShares Core MSCI Emerging Markets ETF
(3)
.. 12,312 664,478
3,864,322
Total Registered Investment Companies
(Cost $ 6,206,490 ) .................. 7,442,977
Money Market Registered Investment Companies — 47 .5%
Meeder Government Money Market Fund - Class
F , 4.18%
(4)
....................... 17,378,059 17,378,059
Total Money Market Registered Investment
Companies
(Cost $ 17,377,452 ) ................. 17,378,059
Total Investments — 97 .0%
(Cost $ 32,923,613 ) ................. 35,456,542
Other Assets less Liabilities — 3 .0% ....... 1,084,486
Total Net Assets — 100 .0% ............. 36,541,028
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,404 29,377
Meeder Conservative Allocation Fund - Retail
Class .......................... 619 14,262
Meeder Dynamic Allocation Fund - Retail Class 6,536 85,687
Meeder Muirfield Fund - Retail Class ....... 2,998 26,412
Total Trustee Deferred Compensation
(Cost $ 137,689 ) ................... 155,738
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 53 6/20/25 6,403,195 (228,708)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 46 6/20/25 2,554,840 (83,027)
Russell 2000 Futures Mini
June 2025 ......... 10 6/20/25 1,013,550 (29,413)
S&P 500 Mini Futures June
2025 ............ 23 6/20/25 6,501,238 (81,263)
S&P Mid Cap Futures EMini
June 2025 ......... 6 6/20/25 1,763,160 (28,347)
Total Futures Contracts .. 138 18,235,983 (450,758)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.